Accrued and Other Current Liabilities (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued and Other Current Liabilities
Accrued finder's fees and commissions			$ 80
Other accrued liabilities	$ 3,725	$ 1,216	658
Payroll liabilities	2,077	1,748	2,118
Warranty reserve liability	33	63	152
Total accrued expenses and other current liabilities	$ 5,835	$ 3,027	$ 3,008